Segmented information	9 Months Ended
Jul. 31, 2019
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Segmented information

Note 15.    Segmented information

CIBC has four strategic business units (SBUs) – Canadian Personal and Small Business Banking, Canadian Commercial Banking and Wealth Management, U.S. Commercial Banking and Wealth Management, and Capital Markets. These SBUs are supported by Corporate and Other.

Canadian Personal and Small Business Banking provides personal and business clients across Canada with financial advice, products and services through a team in our banking centres, as well as through our direct, mobile and remote channels.

Canadian Commercial Banking and Wealth Management provides high-touch, relationship-oriented banking and wealth management services to middle-market companies, entrepreneurs, high-net-worth individuals and families across Canada. In addition, we provide asset management services to institutional investors.

U.S. Commercial Banking and Wealth Management provides high-touch, relationship-oriented commercial, personal and small business banking, as well as wealth management services to meet the needs of middle-market companies, executives, entrepreneurs, high-net-worth individuals and families in the markets we serve in the U.S.

Capital Markets provides integrated global markets products and services, investment banking advisory and execution, corporate banking and top-ranked research to corporate, government and institutional clients around the world.

Corporate and Other includes the following functional groups – Client Connectivity and Innovation, Finance, Human Resources and Communications, Risk Management, and Technology and Operations, as well as other support groups. The expenses of these functional and support groups are generally allocated to the business lines within the SBUs. The majority of the functional and support costs of CIBC Bank USA are recognized directly in the U.S. Commercial Banking and Wealth Management SBU. Corporate and Other also includes the results of FirstCaribbean International Bank Limited and other strategic investments, as well as other income statement and balance sheet items not directly attributable to the business lines.

$ millions, for the three months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2019	Net interest income (1)	$1,642	$305	$358	$331	$58	$2,694
Jul. 31	Non-interest income (2)(3)	597	718	151	415	157	2,038
	Total revenue (1)	2,239	1,023	509	746	215	4,732
	Provision for (reversal of) credit losses	204	17	29	42	(1)	291
	Amortization and impairment (4)	24	2	27	1	123	177
	Other non-interest expenses	1,116	529	255	389	204	2,493
	Income (loss) before income taxes	895	475	198	314	(111)	1,771
	Income taxes (1)	238	127	26	83	(101)	373
	Net income (loss)	$657	$348	$172	$231	$(10)	$1,398
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$6	$6
	Equity shareholders	657	348	172	231	(16)	1,392
	Average assets (5)	$258,848	$63,522	$49,155	$189,554	$87,458	$648,537
2019	Net interest income (1)	$1,540	$293	$338	$255	$34	$2,460
Apr. 30	Non-interest income (2)(3)	588	710	137	496	151	2,082
	Total revenue (1)	2,128	1,003	475	751	185	4,542
	Provision for (reversal of) credit losses	229	23	11	–	(8)	255
	Amortization and impairment (4)	25	2	27	1	123	178
	Other non-interest expenses	1,097	528	250	371	164	2,410
	Income (loss) before income taxes	777	450	187	379	(94)	1,699
	Income taxes (1)	207	122	24	100	(102)	351
	Net income (loss)	$570	$328	$163	$279	$8	$1,348
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$7	$7
	Equity shareholders	570	328	163	279	1	1,341
	Average assets (5)	$258,272	$61,779	$47,939	$182,980	$82,586	$633,556
2018	Net interest income (1)	$1,575	$290	$317	$353	$42	$2,577
Jul. 31	Non-interest income (2)(3)	601	698	131	399	141	1,970
	Total revenue (1)	2,176	988	448	752	183	4,547
	Provision for (reversal of) credit losses	199	(4)	14	(1)	33	241
	Amortization and impairment (4)	27	2	27	1	110	167
	Other non-interest expenses	1,078	511	219	383	214	2,405
	Income (loss) before income taxes	872	479	188	369	(174)	1,734
	Income taxes (1)	233	129	26	104	(127)	365
	Net income (loss)	$639	$350	$162	$265	$(47)	$1,369
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$4	$4
	Equity shareholders	639	350	162	265	(51)	1,365
	Average assets (5)	$259,576	$56,602	$42,716	$167,928	$78,398	$605,220
(1)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include taxable equivalent basis (TEB) adjustments of $1 million and $45 million, respectively, for the three months ended July 31, 2019 (April 30, 2019: $1 million and $43 million, respectively; July 31, 2018: $1 million and $43 million, respectively) with an equivalent offset in Corporate and Other.

(2)

The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(3)

Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model. Prior period amounts have been restated to conform to the presentation adopted in the second quarter of 2019.

(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.

$ millions, for the nine months ended		Canadian Personal and Small Business Banking	Canadian Commercial Banking and Wealth Management	U.S. Commercial Banking and Wealth Management	Capital Markets	Corporate and Other	CIBC Total
2019	Net interest income (1)	$4,749	$918	$1,041	$872	$170	$7,750
Jul. 31	Non-interest income (2)(3)	1,784	2,100	422	1,330	453	6,089
	Total revenue (1)	6,533	3,018	1,463	2,202	623	13,839
	Provision for (reversal of) credit losses	641	83	56	108	(4)	884
	Amortization and impairment (4)	72	6	81	3	364	526
	Other non-interest expenses	3,517	1,570	752	1,127	526	7,492
	Income (loss) before income taxes	2,303	1,359	574	964	(263)	4,937
	Income taxes (1)	613	364	71	253	(292)	1,009
	Net income (loss)	$1,690	$995	$503	$711	$29	$3,928
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$17	$17
	Equity shareholders	1,690	995	503	711	12	3,911
	Average assets (5)	$258,987	$61,830	$47,934	$183,034	$82,453	$634,238
2018	Net interest income (1)	$4,581	$833	$913	$1,153	$46	$7,526
Jul. 31	Non-interest income (2)(3)	1,823	2,046	396	1,110	481	5,856
	Total revenue (1)	6,404	2,879	1,309	2,263	527	13,382
	Provision for (reversal of) credit losses	550	(2)	39	(26)	45	606
	Amortization and impairment (4)	75	7	82	3	328	495
	Other non-interest expenses	3,220	1,540	677	1,133	602	7,172
	Income (loss) before income taxes	2,559	1,334	511	1,153	(448)	5,109
	Income taxes (1)	680	360	77	317	(341)	1,093
	Net income (loss)	$1,879	$974	$434	$836	$(107)	$4,016
	Net income (loss) attributable to:
	Non-controlling interests	$–	$–	$–	$–	$15	$15
	Equity shareholders	1,879	974	434	836	(122)	4,001
	Average assets (5)	$258,773	$54,974	$41,472	$166,574	$74,867	$596,660
(1)

U.S. Commercial Banking and Wealth Management and Capital Markets net interest income and income taxes include TEB adjustments of $2 million and $129 million, respectively, for the nine months ended July 31, 2019 ($2 million and $248 million, respectively, for the nine months ended July 31, 2018) with an equivalent offset in Corporate and Other.

(2)

The fee and commission income within non-interest income consists primarily of underwriting and advisory fees, deposit and payment fees, credit fees, card fees, investment management and custodial fees, mutual fund fees and commissions on securities transactions. Underwriting and advisory fees are earned primarily in Capital Markets with the remainder earned in Canadian Commercial Banking and Wealth Management. Deposit and payment fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Canadian Commercial Banking and Wealth Management and Corporate and Other. Credit fees are earned primarily in Canadian Commercial Banking and Wealth Management, Capital Markets, and U.S. Commercial Banking and Wealth Management. Card fees are earned primarily in Canadian Personal and Small Business Banking, with the remainder earned mainly in Corporate and Other. Investment management and custodial fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management, with the remainder earned mainly in Corporate and Other. Mutual fund fees are earned primarily in Canadian Commercial Banking and Wealth Management and U.S. Commercial Banking and Wealth Management. Commissions on securities transactions are earned primarily in Capital Markets and Canadian Commercial Banking and Wealth Management.

(3)

Includes intersegment revenue, which represents internal sales commissions and revenue allocations under the Manufacturer / Customer Segment / Distributor Management Model. Prior period amounts have been restated to conform to the presentation adopted in the second quarter of 2019.

(4)	Comprises amortization and impairment of buildings, furniture, equipment, leasehold improvements, and software and other intangible assets.
(5)	Assets are disclosed on an average basis as this measure is most relevant to a financial institution and is the measure reviewed by management.